EQUITY	12 Months Ended
Dec. 31, 2023
Equity [abstract]
EQUITY	EQUITY
Our company’s equity is comprised of the following shares:

	Class C Shares
	Shares outstanding (Shares)	Share capital (US$ Millions)
Balance at January 1, 2022	2,103,677	$53
Share issuance	—	—
Balance at December 31, 2022	2,103,677	$53
Share issuance	9,013,983	339
Balance at December 31, 2023	11,117,660	$392
In conjunction with the special distribution, our company issued approximately 69.5 million exchangeable shares, 2 class B shares and 2.1 million class C shares. Due to the exchange feature of the exchangeable shares and the cash redemption feature of the class B and class C shares, the exchangeable shares, the class B shares, and the class C shares are classified as financial liabilities. However, class C shares, the most subordinated of all common shares, meet certain qualifying criteria and are presented as equity instruments given the narrow scope presentation exceptions existing in IAS 32. Refer to Note 13, Financial Liabilities, for further details related to exchangeable and class B shares.
In September 2023, our company issued 9 million class C shares to the partnership at $37.64 per share for a total value of $339 million.